Proforma Supplemental Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Operating income	$ 30,609,000	$ 31,919,000	$ 45,497,000	$ 38,479,000	$ 2,829,000
Pro Forma [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net revenues				90,400,000	55,400,000
Operating income				$ 42,100,000	$ 29,400,000